Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common Stock Class A	Common Stock Class B	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive (Loss)/Income	Statutory Reserve	Non-Controlling Interests	Retained Earnings	Total
Balance at Oct. 31, 2022			$ 150,000	$ 925,226	$ (418,813)	$ 328,739	$ 175,981	$ 2,461,097	$ 3,622,230
Balance (in Shares) at Oct. 31, 2022	7,575,000	7,425,000
Net income							69,006	1,909,271	1,978,277
Appropriated statutory surplus reserves						186,821		(186,821)
Foreign currency translation adjustment					(39,443)				(39,443)
Balance at Oct. 31, 2023			150,000	925,226	(458,256)	515,560	244,987	4,183,547	5,561,064
Balance (in Shares) at Oct. 31, 2023	7,575,000	7,425,000
Capital Contributions				787,266					787,266
Net income							67,496	1,813,170	1,880,666
Appropriated statutory surplus reserves						189,836		(189,836)
Foreign currency translation adjustment					36,714				36,714
Balance at Oct. 31, 2024			150,000	1,712,492	(421,542)	705,396	312,483	5,806,881	8,265,710
Balance (in Shares) at Oct. 31, 2024	7,575,000	7,425,000
Issuance of A Shares upon IPO			16,250	5,578,676					5,594,926
Issuance of A Shares upon IPO (in Shares)	1,625,000
Net income							16,096	2,026	18,122
Appropriated statutory surplus reserves						82,727		(82,727)
Adjustments to Additional Paid-In Capital - Stock Issuance Costs				(1,319,058)					(1,319,058)
Foreign currency translation adjustment					52,666				52,666
Balance at Oct. 31, 2025			$ 166,250	$ 5,972,110	$ (368,876)	$ 788,123	$ 328,579	$ 5,726,180	$ 12,612,366
Balance (in Shares) at Oct. 31, 2025	9,200,000	7,425,000